Contract revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following tables present fee and other revenue related to contracts with customers, disaggregated by type of fee revenue, for each business segment. Business segment data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting.

Disaggregation of contract revenue by business segment
	Year ended Dec. 31,
	2022					2021
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,890	$3,564	$99	$(65)	$8,488	$4,919	$3,284	$100	$(70)	$8,233
Investment management and performance fees	—	23	3,290	(14)	3,299	—	18	3,553	(19)	3,552
Financing-related fees	30	23	1	1	55	19	48	—	1	68
Distribution and servicing fees	4	(66)	192	—	130	5	(5)	113	(1)	112
Investment and other revenue	215	143	(245)	1	114	132	4	(35)	—	101
Total fee and other revenue – contract revenue	5,139	3,687	3,337	(77)	12,086	5,075	3,349	3,731	(89)	12,066
Fee and other revenue – not in scope of ASC 606 (a)(b)	865	185	(15)	(235)	800	743	234	118	140	1,235
Total fee and other revenue	$6,004	$3,872	$3,322	$(312)	$12,886	$5,818	$3,583	$3,849	$51	$13,301
(a)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(b)    The Investment and Wealth Management business segment is net of (loss) income attributable to noncontrolling interests related to consolidated investment management funds of $(13) million in 2022 and $12 million in 2021.

Disaggregation of contract revenue by business segment	Year ended Dec. 31, 2020
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,681	$3,262	$96	$(53)	$7,986
Investment management and performance fees	—	17	3,373	(17)	3,373
Financing-related fees	18	59	2	1	80
Distribution and servicing fees	4	(26)	137	—	115
Investment and other revenue	160	79	(148)	1	92
Total fee other revenue – contract revenue	4,863	3,391	3,460	(68)	11,646
Fee and other revenue – not in scope of ASC 606 (a)(b)	815	187	35	139	1,176
Total fee and other revenue	$5,678	$3,578	$3,495	$71	$12,822
(a)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(b)    The Investment and Wealth Management business segment is net of income attributable to noncontrolling interests related to consolidated investment management funds of $9 million in 2020.